U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.        Name and address of issuer:  MFS Series Trust X
          500 Boylston Street
          Boston, MA 02116

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2.        The name of each series or class of securities  for which this Form is filed (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes):

             MFS Emerging Markets Equity Fund
             MFS Fundamental Growth Fund
             MFS Gemini Large Cap U.S. Fund
             MFS Gemini U.K. Fund
             MFS International Investors Trust
             MFS International Growth Fund
             MFS Multi Cap Growth Fund

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3.        Investment Company Act File Number:  811-4492
          Securities Act File Number:           33-1657

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4(a).     Last day of fiscal year for which this notice is filed:
          May 31, 2001

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4(b).     Check  box if this  Form is  being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

          NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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4(c).     Check box if this is the last  time the  issuer  will be  filing  this
          Form.

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5.        Calculation of registration fee:

    (i)   Aggregate sale price of securities sold                $  122,179,601
          during the fiscal year pursuant to                     _______________
          section 24(f):

   (ii)   Aggregate price of securities redeemed                 $  402,634,863
          or repurchased during the fiscal year:                 _______________

  (iii)   Aggregate price of securities redeemed or              $2,510,824,929
          repurchased during any prior fiscal year               _______________
          ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:

   (iv)   Total available redemption credits [add Items          $2,913,459,792
          5(ii) and 5(iii)]:                                     _______________

    (v)   Net sales-if Item 5(i)is greater than Item 5(iv)       $        0
          [subtract Item 5(iv) from Item5(i)]:                   _______________

   (vi)   Redemption credits available for use in future        ($2,791,280,191)
          years -if Item 5(i) is less than item 5(iv)[subtract ________________ Item5(iv) from Item 5(i)]:

  (vii)   Multiplier for determining registration fee           x     0.00025
          (See Instruction C.9):                                ________________

 (viii)   Registration fee due [multiply item 5(v) by Item      =$        0
          5 (vii)] (enter "0" if no fee is due):                ________________
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

6.        Prepaid Shares

          If the response to Item 5(i) was determined by
          deducting an amount of securities that were
          registered  under the  Securities Act of 1993
          pursuant  to rule 24e-2 as in effect  before
          October  11,  1997,  then report the amount of
          securities   (number  of  shares  or  other  units)
          deducted  here:  $16,671,118.  If there is a number
          of shares or other units that were  registered
          pursuant to rule 24e-2 remaining  unsold at the end
          of the fiscal year for which this form is filed that
          are available for use by the issuer in future fiscal
          years, then state that number here:                   ________________

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7.        Interest due - if this Form is being filed more
          than  90  days  after  the  end  of  the  issuer's
          fiscal year (see Instruction D):                      +$______________

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8.        Total of the amount of the registration fee due plus = $
          any interest due [line 5(viii) plus line 7]:           _______________

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9.        Date the registration fee and any interest payment
          was sent to the Commission's lockbox depository:

          Method of Delivery -

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)*/s/ JAMES R. BORDEWICK, JR., ASSISTANT SECRETARY AND
                                ASSISTANT CLERK
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                              James R. Bordewick, Jr., Assistant Secretary and
                                Assistant Clerk
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Date: August 9, 2001
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*Please print the name and title of the signing officer below the signature.
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                                        August 9, 2001


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re: Rule 24f-2 Notice for MFS Series Trust X on behalf of MFS Emerging Markets Equity Fund, MFS Fundamental Growth Fund, MFS Gemini Large Cap U.S. Fund, MFS Gemini U.K. Fund, MFS International Investors Trust, MFS International Growth Fund and MFS Multi Cap Growth Fund (File Nos. 811-4492 and 33-1657)

Ladies and Gentlemen:

     Enclosed on behalf of the Trust for filing pursuant to Rule 24f-2(a) under the Investment Company Act of 1940 is one copy of the Trust's Rule 24f-2 Notice with respect to its funds with the fiscal year end of May 31, 2001. No fee is payable under Rule 24f-2 in connection with this filing.

     Please contact me collect at 617-954-5180 should you have any questions concerning this Notice.

                                        Very truly yours,



                                        ANNAMARIE D'ANGELO
                                        Annamarie D'Angelo
                                        Vice President & Legal Operations
                                          Manager